SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Balance Sheets) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2012
Trade:
Open accounts	$ 2,039	$ 2,426	$ 998
Allowance for doubtful accounts	(215)	(142)	(146)	(6)
Total trade	1,824	2,284	852		1,273
Other:
Due from government institutions	124	68	56
Advance payments to suppliers	118	32
Fund in respect of employee right upon retirement			8
Miscellaneous	22	18	11
Total other	264	118	75		212
Changes in Allowance for doubtful accounts:
Balance at beginning of period	142	146	6	6
Additions during the period	78		140
Exchange rate differences	(5)	(4)
Balance at end of period	215	142	146	6
Inventories:
Finished goods	479	741	957		378
Work in process	1,115	1,044	573		1,484
Raw materials and supplies	150	276	174		115
Total inventories	1,744	2,061	1,704		1,977
Provision for slow moving inventory	443
Inventory on consignment:
Balance at beginning of year	110	371	1,093	1,423	20
Costs of revenues deferred during the year	20	110	326	421
Costs of revenues recognized during the year	(67)	(371)	(1,048)	(751)
Balance at end of year	63	110	371	1,093	20
Accounts payable and accruals-other:
Employees and employee institutions	438	376	382		394
Accrued vacation and recreation pay	272	271	147		278
Accrued clinical trials expenses	607	124	35		552
Provision for sales commissions	194	213	36		155
Accrued expenses	1,197	930	561		841
Due to government institutions	22	3	100
Liability for employees rights upon retirement			7
Provision for returns	139	231	150		53
Taxes payable	56	69	98		103
Total accounts payable and accruals - others	2,925	2,217	1,509		2,376
Deferred revenues:
Balance at beginning of year		398	1,975	2,482	10
Revenue deferred during the year	25		320	616
Revenue recognized during the year	(15)	(398)	(1,897)	(1,123)
Balance at end of year	$ 10		$ 398	$ 1,975	$ 10